Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012
Current Assets
Cash on hand and in bank	$ 874	$ 874
Total Assets	874	874
Current Liabilities
Accounts payable - trade	4,635	600
Total Liabilities	4,635	600
Stockholders' Equity (Deficit)
Preferred stock - $0.001 par value 10,000,000 shares authorized.None issued and outstanding	0	0
Common stock - $0.001 par value.100,000,000 shares authorized.10,000,005 shares issued and outstanding, respectively	10,000	10,000
Additional paid-in capital	53,235	53,235
Deficit accumulated during the development stage	(66,996)	(62,961)
Total Stockholders' Equity (Deficit)	(3,761)	274
Total Liabilities and Stockholders' Equity (Deficit)	$ 874	$ 874